Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Major Classes of Inventories	The major classes of inventories were as follows:

	December 31,
(In millions)	2015	2014
Raw materials	$84.2	$97.8
Work-in-process	1.6	2.6
Finished goods	195.1	197.6

Inventories	$280.9	$298.0